Related party transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
24.
Related party transactions

During the years ended March 31, 2023, 2024 and 2025, other than disclosed elsewhere, the Company had the following material related party transactions:

Transactions with Ant Group and its affiliates

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Amounts earned by the Company
Cloud services revenue (i)	8,409	8,814	11,113
Marketplace software technology services fee and other amounts earned (i)	3,396	4,051	6,046
	11,805	12,865	17,159

Amounts incurred by the Company
Payment processing and escrow services fee (ii)	12,484	13,164	15,467
Other amounts incurred (i)	2,271	3,050	4,314
	14,755	16,214	19,781

(i)
The Company has other commercial arrangements and cost sharing arrangements with Ant Group and its affiliates on various cloud computing services, sales and marketing and other services.
(ii)
The Company has a commercial agreement with Alipay whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.

As of March 31, 2024 and 2025, the Company had certain amounts of cash held in accounts managed by Alipay in connection with the provision of online and mobile commerce and related services for a total amount of RMB9,848 million and RMB5,863 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

24.
Related party transactions (Continued)

Transactions with other investees

The Company has commercial arrangements with certain investees of the Company related to cloud services. In connection with these services provided by the Company, RMB1,462 million, RMB984 million and RMB4,507 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2023, 2024 and 2025, respectively.

The Company has commercial arrangements with certain investees of the Company related to marketing services. In connection with these services provided to the Company, RMB382 million, RMB736 million and RMB1,010 million were recorded in cost of revenue and sales and marketing expenses in the consolidated income statements for the years ended March 31, 2023, 2024 and 2025, respectively.

The Company has commercial arrangements with certain investees of the Company related to logistics services. In connection with these services provided by the Company, RMB1,140 million, RMB2,540 million and RMB4,573 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2023, 2024 and 2025, respectively. Costs and expenses incurred in connection with these services provided to the Company of RMB14,750 million, RMB14,864 million and RMB15,542 million were recorded in the consolidated income statements for the same periods, respectively.

The Company has extended loans to certain investees for working capital and other uses in conjunction with the Company’s investments. As of March 31, 2024 and 2025, the aggregate outstanding balance of these loans was RMB2,628 million and RMB1,771 million, respectively, with remaining terms of up to two years and interest rates of up to 10% per annum as of March 31, 2024, and remaining terms of up to five years and interest rates of up to 10% per annum as of March 31, 2025.

The Company provided a guarantee for a term loan facility of HK$7.7 billion (RMB7.0 billion) in favor of Hong Kong Cingleot Investment Management Limited (“Cingleot”), a company that is partially owned by the Company, in connection with a logistics center development project at the Hong Kong International Airport. In May 2024, the loan facility was modified to a revolving loan facility and the facility amount was reduced to HK$6.5 billion (RMB5.9 billion). As of March 31, 2024 and 2025, HK$5,233 million (RMB4,744 million) and HK$5,090 million (RMB4,697 million) was drawn down by Cingleot under this facility, respectively. Moreover, we provide a partial guarantee for the continuing obligations of Cingleot to the Airport Authority.

The Company’s ecosystem offers different platforms on which different enterprises operate and the Company believes that all transactions on the Company’s platforms are conducted on terms determined based on normal commercial negotiation with similar unrelated parties.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company has commercial arrangements with other investees and other related parties to provide and receive certain marketing, cloud and other services and products. The amounts relating to these services provided and received represent less than 1% of the Company’s revenue and total costs and expenses, respectively, for the years ended March 31, 2023, 2024 and 2025.

In addition, the Company has made certain acquisitions and equity investments together with related parties from time to time during the years ended March 31, 2023, 2024 and 2025. The agreements for acquisitions and equity investments were entered into by the parties involved and conducted on fair value basis. The significant acquisitions and equity investments together with related parties are included in Note 4.